Summary Of Activity In Restructuring Accrual (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Restructuring Cost and Reserve [Line Items]
Beginning balance		$ 7	$ 6
Charges	6	31	56
Non-cash asset impairment		(20)	(35)
Cash payments	(7)	(11)	(20)
Ending balance	6	7	7
Employee Severance And Benefits
Restructuring Cost and Reserve [Line Items]
Beginning balance		4	3
Charges	4	7	11
Cash payments	(4)	(7)	(10)
Ending balance	4	4	4
Facilities Exit Costs And Other
Restructuring Cost and Reserve [Line Items]
Beginning balance		3	3
Charges	2	4	10
Cash payments	(3)	(4)	(10)
Ending balance	2	3	3
Non-Cash
Restructuring Cost and Reserve [Line Items]
Charges		20	35
Non-cash asset impairment		$ (20)	$ (35)